Restatement (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue
Operating expenses:
Research and development			113,862	234,095
General and administrative	33,059		191,379	133,289
Professional fees	41,147		332,650	2,015,898
Total operating expenses	74,206		637,891	2,383,282
Net operating loss	(74,206)		(637,891)	(2,383,282)
Other expense:
Interest expense	152,747		817,423	198,049
Change in derivative liabilities	(5,100,091)	$ (101,329)	(26,048)	(20,076)
Total other expenses	(5,254,896)		(1,130,330)	(218,125)
Net loss	$ (5,329,102)		$ (1,768,221)	(2,601,407)
As Originally Reported [Member]
Revenue
Operating expenses:
Research and development		10,141		234,095
General and administrative		494,485		133,289
Professional fees		138,448		2,015,898
Total operating expenses		198,074		2,383,282
Net operating loss		(198,074)		(2,383,282)
Other expense:
Interest expense		(217,075)		(198,889)
Change in derivative liabilities
Total other expenses		(217,075)		(198,889)
Net loss		(415,149)		(2,582,171)
Adjustment [Member]
Revenue
Operating expenses:
Research and development
General and administrative
Professional fees
Total operating expenses
Net operating loss
Other expense:
Interest expense		43,788		840
Change in derivative liabilities		101,329		(20,076)
Total other expenses		145,117		(19,236)
Net loss		145,117		(19,236)
As Restated [Member]
Revenue
Operating expenses:
Research and development		10,141		234,095
General and administrative		494,485		133,289
Professional fees		138,448		2,015,898
Total operating expenses		198,074		2,383,282
Net operating loss		(198,074)		(2,383,282)
Other expense:
Interest expense		(173,287)		(198,049)
Change in derivative liabilities		101,329		(20,076)
Total other expenses		(71,958)		(218,125)
Net loss		$ (270,032)		$ (2,601,407)